Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Anti-Dilutive Shares - Unique Logistics International, Inc. [Member] - shares	12 Months Ended
	May 31, 2023	May 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares outstanding – basic		605,817,180
Series A Preferred		1,233,209,295
Series B Preferred		5,373,342,576
Series C Preferred		1,206,351,359
Series D Preferred		1,174,935,959
Weighted average common shares outstanding and assumed conversion – diluted	9,664,238,154	9,593,656,369